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Direct:	(612) 607-7287
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E-Mail:	ACulbert@oppenheimer.com

April 29, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	BioSante Pharmaceuticals, Inc. File No. 001-31812

Ladies and Gentlemen:

On behalf of BioSante Pharmaceuticals, Inc. and pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, we are furnishing for filing via EDGAR BioSante’s Schedule 14A Information, Notice of Annual Meeting, Definitive Proxy Statement and form of Proxy. The Annual Meeting is scheduled for June 11, 2010. BioSante currently intends to print and mail definitive proxy materials to BioSante stockholders on or about April 29, 2010.

On behalf of BioSante, we supplementally inform you that pursuant to Instruction 5 of Item 10 of Schedule 14a, BioSante intends to file with the Securities and Exchange Commission within the next twelve months a Registration Statement on Form S-8 relating to the additional shares of BioSante common stock available for issuance under the BioSante Inc. Amended and Restated 2008 Stock Incentive Plan, assuming the amended and restated plan is approved by BioSante stockholders at the Annual Meeting.

Please direct all comments and inquiries regarding this filing to me at (612) 607-7287.

Very truly yours,

/s/ Amy E. Culbert

Amy E. Culbert

cc: Phillip B. Donenberg